Supplemental Disclosure with Respect to Cash Flows (Tables)	12 Months Ended
Dec. 31, 2018
Supplemental Information With Respect To Cash Flows [Abstract]
Supplementary Disclosure of Company's Non Cash Transactions

Supplementary disclosure of the Company’s non-cash transactions is provided in the table below:

	As at December 31,	As at December 31,
	2018 $	2017 $
Accounts payable related to property, plant and equipment	101	28
Accounts payable related to inventories	699	197
Accounts payable related to financings	73	1,611

	For the years ended December 31,
	2018 $	2017 $
Interest/finance charges paid	50	52
RSUs and DSUs granted in lieu of deferred salaries and directors’ fees	1,268	371
Assets acquired under finance leases	43	29
Income taxes paid	-	-